Schedule I - Condensed Financial Information (Statements of Comprehensive Income (Loss)) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
REVENUES
Interest income on loans	$ 34,218			$ 36,796						$ 68,640	$ 73,694	$ 144,651	$ 154,351	$ 164,794
Total revenues	413,713	402,839	489,167	595,964	314,529	171,004	149,073	150,889	152,841	783,661	910,493	1,802,499	623,807	373,851
EXPENSES
Salaries and benefits	145,502			145,282						281,399	252,015	549,799	230,107	117,736
General and administrative	142,341			125,712						251,206	213,152	480,377	136,236	78,597
Depreciation and amortization	18,391			17,614						37,035	33,947	71,027	49,267	24,455
Provision for loan losses	1,521			95						517	1,821	1,229	13,352	6,016
Other expenses, net	3,978			2,151						4,203	4,247	8,166	9,267	18,073
Total expenses	467,171	382,604	374,856	359,049	266,744	176,033	141,621	150,902	149,344	805,651	625,793	1,383,253	617,900	381,123
OTHER LOSSES
Losses on extinguishments		(12,500)				(48,600)						(12,489)	(48,579)	95
Other net fair value losses	1,532			1,656						(971)	395	6,061	7,221	1,044
Total other gains (losses)	1,532	(13,330)	6,507	1,656	(1,261)	(50,032)	3,123	788	4,763	(971)	395	(6,428)	(41,358)	1,139
Loss before taxes	(51,926)	6,905	120,818	238,571	46,524	(55,061)	10,575	775	8,260	(22,961)	285,095	412,818	(35,451)	(6,133)
Income tax expense (benefit)	(38,997)	(2,892)	48,129	95,339	18,775	(20,953)	4,164	347	3,125	(27,409)	114,114	159,351	(13,317)	60,264
Loss before equity in earnings of consolidated subsidiaries and variable interest entities	(12,929)			143,232						4,448	170,981	253,467	(22,134)	(66,397)
Net income (loss)	(12,929)	9,797	72,689	143,232	27,749	(34,108)	6,411	428	5,135	4,448	170,981	253,467	(22,134)	(66,397)
Comprehensive income (loss)	(12,924)			143,211						4,457	170,958	253,472	(22,057)	(67,232)
Parent Company [Member]
REVENUES
Interest income on loans	163			139						322	253	612	328	2,603
Intercompany interest income												247	28
Other revenues												492	354	4,126
Total revenues	430			303						858	684	1,351	710	6,729
EXPENSES
Interest expense												123,317	77,124	42,065
Intercompany interest expense												312	521	123
Salaries and benefits											(1,573)	918	2,998	3,478
General and administrative	(1,323)			3,134						424	17,561	30,497	8,845	41,280
Depreciation and amortization	30			30						60	64	124	131
Provision for loan losses												77	590	1,218
Other expenses, net	283			217						449	375	682	760	130
Total expenses	35,799			34,062						74,183	72,414	155,927	90,969	88,294
OTHER LOSSES
Losses on extinguishments												(12,489)	(48,579)
Other net fair value losses	(5)			(1,050)						(54)	(4,754)	(4,813)	(1,197)	(324)
Total other gains (losses)	(5)			(1,050)						(54)	(4,754)	(17,302)	(49,776)	(324)
Loss before taxes	(35,374)			(34,809)						(73,379)	(76,484)	(171,878)	(140,035)	(81,889)
Income tax expense (benefit)	(60,493)			(12,319)						(70,973)	(25,677)	(55,556)	(48,808)	58,098
Loss before equity in earnings of consolidated subsidiaries and variable interest entities	25,119			(22,490)						(2,406)	(50,807)	(116,322)	(91,227)	(139,987)
Equity in earnings of consolidated subsidiaries and variable interest entities	(38,048)			165,722						6,854	221,788	369,789	69,093	73,590
Net income (loss)	(12,929)			143,232						4,448	170,981	253,467	(22,134)	(66,397)
Comprehensive income (loss)	$ (12,924)			$ 143,211						$ 4,457	$ 170,958	$ 253,472	$ (22,057)	$ (67,232)